SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES (Details) (Parenthetical)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%